Share capital and reserves - Warrants Outstanding (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023	Dec. 31, 2024 $ / shares shares
Share capital and reserves
Exercise price			$ 3.82
Number of shares outstanding | shares	109,807		109,807
Average remaining contractual life	2 years 2 months 26 days	3 years 3 months
Warrant reserve
Share capital and reserves
Number of shares outstanding | shares	2,830,737		2,830,737
Average remaining contractual life	2 years 6 months 29 days	3 years 1 month 24 days
February 9, 2026
Share capital and reserves
Exercise price	$ 5
February 9, 2026 | Warrant reserve
Share capital and reserves
Number of shares outstanding | shares	198,333		198,333
Expiry date	February 9, 2026
Average remaining contractual life	1 year 1 month 9 days
October 15, 2026
Share capital and reserves
Exercise price	$ 5
October 15, 2026 | Warrant reserve
Share capital and reserves
Number of shares outstanding | shares	270,211		270,211
Expiry date	October 15, 2026
Average remaining contractual life	1 year 9 months 14 days
October 15, 2026
Share capital and reserves
Exercise price	$ 5
October 15, 2026 | Warrant reserve
Share capital and reserves
Number of shares outstanding | shares	101,111		101,111
Expiry date	October 15, 2026
Average remaining contractual life	1 year 9 months 14 days
October 7, 2027
Share capital and reserves
Exercise price	$ 5
October 7, 2027 | Warrant reserve
Share capital and reserves
Exercise price	$ 5
Number of shares outstanding | shares	555,555		555,555
Expiry date	October 7, 2027
Average remaining contractual life	2 years 9 months 7 days
February 9, 2026
Share capital and reserves
Exercise price			$ 4.5
February 9, 2026 | Warrant reserve
Share capital and reserves
Number of shares outstanding | shares	819,767		819,767
Expiry date	February 9, 2026
Average remaining contractual life	1 year 1 month 9 days
February 23, 2026
Share capital and reserves
Exercise price			$ 4.5
February 23, 2026 | Warrant reserve
Share capital and reserves
Number of shares outstanding | shares	74,950		74,950
Expiry date	February 23, 2026
Average remaining contractual life	1 year 1 month 24 days
October 18, 2029
Share capital and reserves
Exercise price	$ 2.18
October 18, 2029 | Warrant reserve
Share capital and reserves
Exercise price	$ 2.18
Number of shares outstanding | shares	810,810		810,810
Expiry date	October 18, 2029
Average remaining contractual life	4 years 9 months 18 days